Cost of Sales	12 Months Ended
Dec. 31, 2024
Cost of Sales [Abstract]
COST OF SALES
19	COST OF SALES

	2022	2023	2024	2024
	RM	RM	RM	Convenience Translation USD
Purchases	2,550,229	11,505,970	12,321,935	2,756,338
Commissions	518,594	590,587	1,704,750	381,342
Marketing	823,491	1,679,862	2,116,150	473,369
Depreciation of plant and equipment	717,535	1,292,349	1,624,383	363,364
Software development	—	574,501	412,000	92,162
Server maintenance	934,334	1,463,433	19,053,935	4,262,244
Employee benefit expenses	2,415,042	4,006,075	2,608,275	583,455
Total	7,959,225	21,112,777	39,841,428	8,912,274

Cost of sales from services consists of purchases and maintenance of power server, purchases of API software, dealer commissions, marketing and advertisement expenses spent on behalf of customers, server maintenance, source code, software development and depreciation.

Cost of sales from tangible products consist of purchases of thermal paper roll, food ordering kiosk and power bank charging machine.

Cost of sales from rental consists of depreciation.

Cost of sales from others consists of purchase of kitchen supplies, material and packaging cost and venue cost, depreciation and packaging machine.

Total depreciation under cost of sale amount RM 1,292,349 and RM 1,624,383 for year ended December 31, 2023 and 2024, respectively.